Loan and lease operations (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	R$ 909,422	R$ 822,590
Provision for Expected Loss	(52,324)	(44,316)
Total loans and lease operations, net of Expected Credit Loss	857,098	778,274
Provision for Expected Loss	50,687	41,079
Commitments released	2,874	4,433
Largest debtor [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by concentration	5,916	6,414
Ten largest debtors [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by concentration	33,265	33,694
Twenty largest debtors [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by concentration	50,714	49,541
Fifty largest debtors [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by concentration	85,427	79,403
One hundred largest debtors [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by concentration	118,015	111,116
Overdue as from 1 day [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	30,656	20,960
Falling due up to 3 months [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	247,233	211,329
Falling due more than 3 months but less than 1 year [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	228,942	205,119
Falling due after 1 year [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	402,591	385,182
Financial guarantees pledged [member]
IfrsStatementLineItems [Line Items]
Provision for Expected Loss	810	767
Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	139,268	135,034
Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	164,896	149,970
Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	205,155	205,050
Individuals [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	400,103	332,536
Individuals [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	31,606	29,621
Individuals [member] | Credit Cards [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	135,855	112,809
Individuals [member] | Personal loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	53,945	42,235
Individuals [member] | Payroll loans [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	73,633	63,416
Individuals [member] | Mortgages [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	R$ 105,064	R$ 84,455